UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21749

                                                 CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

                                             Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

                                       Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Shares			Value
Common Stock — 95.6%
Consumer Discretionary — 11.0%
Consumer Durables & Apparel — 3.7%
121,906	Brunswick Corp.		$5,849,050
108,200	G-III Apparel Group Ltd.[1]		5,289,898
41,350	Oxford Industries, Inc.		2,779,960

			13,918,908

Hotels, Restaurants & Leisure — 4.5%
114,872	Red Robin Gourmet Burgers, Inc.[1]	.	7,405,798
625,252	Regis Corp.[1]		9,497,578

			16,903,376

Media — 0.8%
178,409	New Media Investment Group, Inc.		2,968,726

Retailing — 2.0%
44,751	Children’s Place, Inc. (The)		3,735,366
114,095	Vitamin Shoppe, Inc.[1,2]		3,532,381

			7,267,747

Total Consumer Discretionary			41,058,757

Energy — 1.1%
288,400	RPC, Inc.[2]		4,089,512

Financials — 33.3%
Banks — 17.8%
435,615	Associated Banc-Corp.		7,814,933
108,131	Bank of Hawaii Corp.[2]		7,383,185
422,200	Boston Private Financial Holdings, Inc.		4,834,190
301,439	Central Pacific Financial Corp.		6,562,327
388,035	First Horizon National Corp.		5,083,258
302,506	First Midwest Bancorp, Inc.		5,451,158
216,348	Great Western Bancorp, Inc.		5,899,810
254,229	Hancock Holding Co.[2]		5,837,098
269,140	MB Financial, Inc.		8,733,593
529,254	Sterling Bancorp/DE		8,431,016

			66,030,568

Diversified Financials — 4.8%
193,672	Moelis & Co. — Class A		5,467,360
502,545	OM Asset Management PLC[3]		6,708,976
186,618	Stifel Financial Corp.[1]		5,523,893

			17,700,229

Insurance — 1.6%
179,901	James River Group Holdings Ltd.[2]	.	5,803,606

Real Estate — 9.1%
137,845	Education Realty Trust, Inc.		5,734,352
225,963	GEO Group, Inc. (The)		7,834,137
335,999	Kennedy-Wilson Holdings, Inc.		7,358,378
257,603	Mack-Cali Realty Corp.		6,053,671
269,451	Urban Edge Properties		6,962,614

			33,943,152

Total Financials			123,477,555

Shares		Value
Health Care — 7.2%
Health Care Equipment & Services — 6.0%
235,828	CONMED Corp.	$9,890,626
215,181	Premier, Inc. — Class A1	7,178,438
73,171	STERIS PLC[3]	5,198,800

		22,267,864

Pharmaceuticals & Biotechnology — 1.2%
169,473	Catalent, Inc.[1]	4,519,845

Total Health Care		26,787,709

Industrials — 20.6%
Capital Goods — 12.1%
71,768	Barnes Group, Inc.	2,514,033
95,435	Curtiss-Wright Corp.	7,221,566
60,629	EnPro Industries, Inc.	3,497,081
100,350	ESCO Technologies, Inc.	3,911,643
63,968	John Bean Technologies Corp.	3,608,435
948,860	Mueller Water Products, Inc. — Class A	9,374,737
91,103	RBC Bearings, Inc.[1]	6,674,206
77,729	Standex International Corp.	6,048,093
34,400	Watts Water Technologies, Inc.	1,896,472

		44,746,266

Commercial Services & Supplies — 8.5%
270,206	FTI Consulting, Inc.[1]	9,595,015
353,872	Kforce, Inc.	6,928,814
124,522	Korn/Ferry International	3,522,727
198,078	Mobile Mini, Inc.	6,540,536
339,912	Steelcase, Inc. — Class A	5,071,487

		31,658,579

Total Industrials		76,404,845

Information Technology — 10.5%
Semiconductors & Semiconductor Components — 3.8%
141,200	M/A-COM Technology Solutions Holdings, Inc.[1,2]	6,183,148
207,022	MKS Instruments, Inc.	7,794,378

		13,977,526

Software & Services — 5.2%
276,450	Acxiom Corp.[1]	5,927,088
369,797	Amber Road, Inc.[1,2]	2,000,602
80,650	Blackbaud, Inc.	5,072,079
702,139	Brightcove, Inc.[1]	4,381,347
10,550	MicroStrategy, Inc.[1]	1,896,046

		19,277,162

Technology Hardware & Equipment — 1.5%
304,801	Ciena Corp.[1]	5,797,315

Total Information Technology		39,052,003

Materials — 3.4%
492,667	Ferro Corp.[1]	5,847,958

See accompanying notes.		CRM Funds
1

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Shares		Value
Materials — (continued)
338,180	Headwaters, Inc.[1]	$6,709,491

Total Materials		12,557,449

Utilities — 8.5%
152,800	Black Hills Corp.[2]	9,187,864
126,333	Laclede Group, Inc. (The)	8,559,061
108,497	NorthWestern Corp.	6,699,689
107,427	Southwest Gas Corp.	7,074,068

Total Utilities		31,520,682

Total Common Stock (Cost $309,699,042)		354,948,512

Short-Term Investments — 4.7%
8,797,084	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.35%[4]	8,797,084
8,491,316	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.40%[4]	8,491,316

Total Short-Term Investments (Cost $17,288,400)		17,288,400

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.3% (Cost $326,987,442)		372,236,912

		Value
Short-Term Investments Held As Collateral For Loaned Securities — 5.9%
Money Market Funds — 2.1%
1,023,000	Blackrock Liquidity Funds Prime Portfolio, 0.50%	1,023,000
1,023,000	Federated Institutional Money Market Portfolio, 0.49%	1,023,000
246,000	Federated Treasury Obligations Fund, 0.26%	246,000
799,000	Fidelity Institutional Money Market Funds - Government Portfolio, 0.31%	799,000
823,000	Fidelity Prime Money Market Portfolio, 0.48%	823,000
1,023,000	Invesco STIT-Liquidity Fund, 0.49%	1,023,000
845,000	Morgan Stanley Institutional Liqudity Fund, 0.49%	845,000
949,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.34%	949,000
656,000	STIT-Government & Agency Portfolio, 0.30%	656,000

		Value
Money Market Funds — (continued)
437,000	STIT-Treasury Portfolio, 0.26%	$437,000

Total Money Market Funds		7,824,000

Principal
Repurchase Agreements — 3.8%
3,071,661	With Bank of Montreal: at 0.30%, dated 03/31/16, to be repurchased on 04/01/16, repurchase price $3,071,687 (collateralized by US Treasury Securities, par values ranging from $2 - $643,884, coupon rates ranging from 0.00% to 3.88%, 05/26/16 - 09/09/49; total market value $3,133,094)	3,071,661
617,716	With Credit Agricole CIB: at 0.28%, dated 03/31/16, to be repurchased on 04/01/16, repurchase price $617,721 (collateralized by US Treasury Securities, par value of $630,761, coupon rate of 1.25%, 03/31/21; total market value $630,071)	617,716
5,208,490	With Deutsche Bank Securities Inc.: at 0.30%, dated 03/31/16, to be repurchased on 04/01/16, repurchase price $5,208,533 (collateralized by US Treasury Securities, par values ranging from $128 - $736,774, coupon rates ranging from 0.00% to 9.00%, 04/07/16 - 09/09/49; total market value $5,312,660)	5,208,490
5,208,490	With HSBC Securities USA, Inc.: at 0.27%, dated 03/31/16, to be repurchased on 04/01/16, repurchase price $5,208,529 (collateralized by US Treasury Securities, par values ranging from $4 - $1,077,624, coupon rates ranging from 3.50% to 9.00%, 05/15/16 - 08/15/40; total market value $5,312,662)	5,208,490

Total Repurchase Agreements		14,106,357

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $21,930,357)		21,930,357

Total Investments — 106.2% (Cost $348,917,799)[5]		394,167,269	[6]
Liabilities in Excess of Other Assets — (6.2%)		(22,981,057)

Total Net Assets — 100.0%		$371,186,212

See accompanying notes.		CRM Funds
2

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2016 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$354,948,512	$354,948,512	—	—
Short-Term Investments	17,288,400	17,288,400	—	—
Short-Term Investments Held as Collateral for Loaned Securities	21,930,357	7,824,000	$14,106,357	—
Total	$394,167,269	$380,060,912	$14,106,357	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $352,656,265. At March 31, 2016, net unrealized appreciation was $41,511,004. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $59,210,629, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $17,699,625.
[6]	At March 31, 2016, the market value of securities on loan for the CRM Small Cap Value Fund was $21,404,348. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
3

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Shares		Value
Common Stock — 95.7%
Consumer Discretionary — 11.3%
Automobiles & Components — 2.0%
154,101	Visteon Corp.	$12,264,899

Consumer Durables & Apparel — 6.2%
321,967	Leggett & Platt, Inc.	15,583,203
103,718	PVH Corp.	10,274,305
324,979	Steve Madden Ltd.[1]	12,037,222

		37,894,730

Hotels, Restaurants & Leisure — 1.6%
568,442	Bloomin’ Brands, Inc.	9,589,616

Retailing — 1.5%
297,125	GNC Holdings, Inc., -Class A2	9,433,719

Total Consumer Discretionary		69,182,964

Consumer Staples — 1.6%
113,561	TreeHouse Foods, Inc.[1]	9,851,417

Energy — 4.7%
250,187	Delek US Holdings, Inc.	3,812,850
314,121	Energen Corp.	11,493,687
263,526	Oil States International, Inc.[1]	8,306,340
358,275	RPC, Inc.[2]	5,080,339

Total Energy		28,693,216

Financials — 23.9%
Banks — 10.4%
681,940	Associated Banc-Corp.	12,234,003
544,570	First Horizon National Corp.	7,133,867
361,554	Hancock Holding Co.	8,301,280
1,070,522	KeyCorp.	11,818,563
446,053	Synovus Financial Corp.	12,895,392
732,736	Umpqua Holdings Corp.	11,621,193

		64,004,298

Diversified Financials — 3.1%
428,780	E*TRADE Financial Corp.[1]	10,500,822
294,899	Stifel Financial Corp.[1]	8,729,011

		19,229,833

Insurance — 3.5%
125,692	American Financial Group, Inc.	8,844,946
221,286	WR Berkley Corp.	12,436,273

		21,281,219

Real Estate — 6.9%
274,408	Douglas Emmett, Inc.	8,262,425
276,167	GEO Group, Inc. (The)	9,574,710
122,575	Regency Centers Corp.	9,174,739
579,680	Urban Edge Properties	14,978,931

		41,990,805

Total Financials		146,506,155

Health Care — 8.7%
Health Care Equipment & Services — 4.7%
151,126	Alere, Inc.[1]	7,648,487

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
82,254	Cooper Companies, Inc. (The)	$12,664,648
121,276	STERIS PLC[3]	8,616,660

		28,929,795

Pharmaceuticals & Biotechnology — 4.0%
120,941	Bio-Techne Corp.	11,431,343
581,958	QIAGEN NV1	13,000,942

		24,432,285

Total Health Care		53,362,080

Industrials — 13.6%
Capital Goods — 12.0%
111,769	Allegion PLC[3]	7,120,803
152,267	Carlisle Cos, Inc.	15,150,567
82,100	Curtiss-Wright Corp.	6,212,507
344,700	ITT Corp.	12,715,983
71,664	Snap-on, Inc.	11,250,531
290,935	SPX FLOW, Inc.[1]	7,296,650
124,025	WABCO Holdings, Inc.[1]	13,260,753

		73,007,794

Commercial Services & Supplies — 1.6%
96,305	Dun & Bradstreet Corp. (The)	9,927,119

Total Industrials		82,934,913

Information Technology — 19.9%
Semiconductors & Semiconductor Components — 1.6%
223,450	M/A-COM Technology Solutions Holdings, Inc.[1,2]	9,784,876

Software & Services — 12.3%
231,746	Broadridge Financial Solutions, Inc.	13,744,855
260,614	Computer Sciences Corp.	8,962,515
448,105	CSRA, Inc.	12,054,025
434,490	Nuance Communications, Inc.[1]	8,120,618
365,522	PTC, Inc.[1]	12,120,710
219,247	Vantiv, Inc. — Class A1	11,813,028
249,128	Verint Systems, Inc.[1]	8,315,893

		75,131,644

Technology Hardware & Equipment — 6.0%
186,806	Belden, Inc.	11,466,152
294,125	Dolby Laboratories, Inc. — Class A	12,782,673
373,495	FLIR Systems, Inc.	12,306,660

		36,555,485

Total Information Technology		121,472,005

Materials — 5.8%
105,195	Eagle Materials, Inc.	7,375,222
305,363	GCP Applied Technologies, Inc.[1]	6,088,938
210,840	RPM International, Inc.	9,979,057
172,158	W.R. Grace & Co.[1]	12,254,206

Total Materials		35,697,423

See accompanying notes.		CRM Funds
4

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Shares		Value
Utilities — 6.2%
148,541	American Water Works Co., Inc.	$10,238,931
366,653	Avangrid, Inc.	14,706,452
550,577	NiSource, Inc.	12,971,594

Total Utilities		37,916,977

Total Common Stock (Cost $545,777,591)		585,617,150

Short-Term Investments — 4.5%
11,000,272	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.35%[4]	11,000,272
16,468,431	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.40%[4]	16,468,431

Total Short-Term Investments (Cost $27,468,703)		27,468,703

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.2% (Cost $573,246,294)		613,085,853

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 1.0%
Money Market Funds — 0.1%
$ 195,000	Blackrock Liquidity Funds Prime Portfolio, 0.50%	$195,000
143,000	Fidelity Prime Money Market Portfolio, 0.48%	143,000
188,000	Invesco STIT-Liquidity Fund, 0.49%	188,000
174,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.34%	174,000

Total Money Market Funds		700,000

Repurchase Agreements — 0.9%
1,020,360	With Citigroup Globlal Markets, Inc.: at 0.31%, dated 03/31/16, to be repurchased on 04/01/16, repurchase price $1,020,369 (collateralized by US Treasury Securities, par values ranging from $480,096 - $564,947, coupon rates ranging from 0.00% to 1.50%, 09/22/16 - 03/31/23; total market value $1,040,767)	1,020,360

Principal		Value
Repurchase Agreements — (continued)
$1,421,194	With Credit Agricole CIB: at 0.28%, dated 03/31/16, to be repurchased on 04/01/16, repurchase price $1,421,205 (collateralized by US Treasury Security, par value of $1,451,207, coupon rate of 1.25%, 03/31/21; total market value $1,449,619)	$1,421,194
1,421,194	With Deutsche Bank SEC Inc.: at 0.30%, dated 03/31/16, to be repurchased on 04/01/16, repurchase price $1,421,206 (collateralized by US Treasury Securities, par values ranging from $35 - $201,037, coupon rates ranging from 0.00% to 9.00%, 04/07/16 - 09/09/49; total market value $1,449,618)	1,421,194
1,421,194	With HSBC Securities USA, Inc.: at 0.27%, dated 03/31/16, to be repurchased on 04/01/16, repurchase price $1,421,205 (collateralized by US Treasury Securities, par values ranging from $1 - $294,042, coupon rates ranging from 0.00% to 0.00%, 05/15/16 - 08/15/40; total market value $1,449,618)	1,421,194
Total Repurchase Agreements		5,283,942
Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $5,983,942)		5,983,942

Total Investments — 101.2% (Cost $579,230,236)[5]		619,069,795	[6]
Liabilities in Excess of Other Assets — (1.2%)		(7,267,703)

Total Net Assets — 100.0%		$611,802,092

See accompanying notes.		CRM Funds
5

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2016 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$585,617,150	$585,617,150	—	—
Short-Term Investments	27,468,703	27,468,703	—	—
Short-Term Investments Held as Collateral for Loaned Securities	5,983,942	700,000	$5,283,942	—

Total	$619,069,795	$613,785,853	$5,283,942	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $583,559,857. At March 31, 2016, net unrealized appreciation was $35,509,938. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $83,009,635, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $47,499,697.
[6]	At March 31, 2016, the market value of securities on loan for the CRM Small/Mid Cap Value Fund was $5,841,143. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
6

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Shares	Value
Common Stock — 101.0%
Consumer Discretionary — 14.6%
Consumer Durables & Apparel — 6.6%
305,295 Coach, Inc.	$12,239,276
80,091 Mohawk Industries, Inc.[1]	15,289,372
124,410 PVH Corp.	12,324,055

39,852,703

Hotels, Restaurants & Leisure — 5.7%
370,645 Aramark	12,275,762
676,964 Bloomin’ Brands, Inc.	11,420,383
533,770 Houghton Mifflin Harcourt Co.[1]	10,643,374

34,339,519

Retailing — 2.3%
433,687 GNC Holdings, Inc., — Class A	13,769,562

Total Consumer Discretionary	87,961,784

Consumer Staples — 4.4%
321,720 ConAgra Foods, Inc.	14,355,146
95,675 J.M. Smucker Co. (The)	12,422,442

Total Consumer Staples	26,777,588

Energy — 6.9%
394,182 Continental Resources, Inc.[1,2]	11,967,366
370,700 Energen Corp.[1]	13,563,913
73,250 Pioneer Natural Resources Co.	10,309,205
567,100 Weatherford International PLC[1,3]	4,412,038
177,900 Whiting Petroleum Corp.[1,2]	1,419,642

Total Energy	41,672,164

Financials — 25.3%
Banks — 6.2%
1,096,335 KeyCorp.	12,103,538
419,825 SunTrust Banks, Inc.	15,147,286
423,350 Zions Bancorporation	10,249,304

37,500,128

Diversified Financials — 8.0%
397,600 E*TRADE Financial Corp.[1]	9,737,224
340,500 Invesco Ltd.	10,477,185
173,786 NASDAQ OMX Group, Inc. (The)	11,535,915
254,358 Northern Trust Corp.	16,576,511

48,326,835

Insurance — 1.8%
191,850 WR Berkley Corp.	10,781,970

Real Estate — 9.3%
276,200 Acadia Realty Trust	9,702,906
73,865 Boston Properties Inc.	9,386,764
39,514 Equinix, Inc.	13,067,675
338,050 Equity Commonwealth[1]	9,539,771
503,000 Kimco Realty Corp.	14,476,340

56,173,456

Total Financials	152,782,389

Shares	Value
Health Care — 6.9%
Health Care Equipment & Services — 4.2%
80,790 C.R. Bard, Inc.	$16,373,709
125,521 STERIS PLC[3]	8,918,267

25,291,976

Pharmaceuticals & Biotechnology — 2.7%
371,656 Zoetis, Inc.	16,475,511

Total Health Care	41,767,487

Industrials — 17.9%
Capital Goods — 10.4%
119,600 Allegion PLC[3]	7,619,716
157,300 Carlisle Cos, Inc.	15,651,350
104,883 Hubbell, Inc.	11,110,256
284,850 SPX FLOW, Inc.[1]	7,144,038
80,820 WABCO Holdings, Inc.[1]	8,641,274
309,051 Xylem, Inc.	12,640,186

62,806,820

Commercial Services & Supplies — 5.4%
101,517 IHS, Inc. — Class A1	12,604,351
549,681 Tyco International PLC[3]	20,178,789

32,783,140

Transportation — 2.1%
144,635 Kansas City Southern	12,359,061

Total Industrials	107,949,021

Information Technology — 12.4%
Semiconductors & Semiconductor Components — 1.5%
190,683 Microchip Technology, Inc.[2]	9,190,920

Software & Services — 6.6%
272,778 Computer Sciences Corp.	9,380,835
677,134 CSRA, Inc.	18,214,905
374,379 PTC, Inc.[1]	12,414,408

40,010,148

Technology Hardware & Equipment — 4.3%
249,598 Amphenol Corp. — Class A	14,431,756
147,510 Harris Corp.	11,485,129

25,916,885

Total Information Technology	75,117,953

Materials — 3.9%
102,047 Vulcan Materials Co.	10,773,102
178,090 W.R. Grace & Co.[1]	12,676,446

Total Materials	23,449,548

Utilities — 8.7%
159,342 American Water Works Co., Inc.	10,983,444
239,650 Avangrid, Inc.	9,612,361
234,977 Laclede Group, Inc. (The)	15,919,692

See accompanying notes.		CRM Funds
7

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Shares		Value
Utilities — (continued)
678,874	NiSource, Inc.	$15,994,271

Total Utilities		52,509,768

Total Common Stock (Cost $538,132,832)		609,987,702

Short-Term Investments — 4.3%
13,053,971	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.35%[4]	13,053,971
13,080,716	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.40%[4]	13,080,716
		26,134,687

Total Short-Term Investments (Cost $26,134,687)		26,134,687

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 105.3% (Cost $564,267,519)		$636,122,389

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 3.5%
Money Market Funds — 0.9%
$873,000	Blackrock Liquidity Funds Prime Portfolio, 0.50%	$873,000
227,000	Federated Treasury Obligations Fund, 0.26%	227,000
873,000	Fidelity Institutional Money Market Funds - Government Portfolio, 0.34%	873,000
833,000	Invesco STIT-Liquidity Fund, 0.49%	833,000
500,000	Morgan Stanley Institutional Liqudity Fund, 0.34%	500,000
878,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.49%	878,000
669,000	STIT-Government & Agency Portfolio, 0.30%	669,000
446,000	STIT-Treasury Portfolio, 0.30%	446,000

Total Money Market Funds		5,299,000

Repurchase Agreements — 2.6%
255,773	With Credit Agricole CIB: at 0.28%, dated 03/31/16, to be repurchased on 04/01/16, repurchase price $255,775 (collateralized by US Treasury Security, par value of 261,174, coupon rate of 1.25%, 03/31/21; total market value $260,889)	255,773

Principal		Value
Repurchase Agreements — (continued)
$5,291,825	With Deutsche Bank Securities Inc.: at 0.30%, dated 03/31/16, to be repurchased on 04/01/16, repurchase price $5,291,869 (collateralized by US Treasury Securities, par values ranging from $131 - $748,563, coupon rates ranging from 0.00% to 9.00%, 04/07/16 - 09/09/49; total market value $5,397,662)	$5,291,825
5,291,825	With HSBC Securities USA, Inc.: at 0.27%, dated 03/31/16, to be repurchased on 04/01/16, repurchase price $5,291,865 (collateralized by US Treasury Securities, par values ranging from $4 - $1,094,866, coupon rates ranging from 0.00% to 0.00%, 05/15/16 - 08/15/40; total market value $5,397,663)	5,291,825
5,291,825	With Merrill Lynch Pierce Fenner & Smith, Inc.: at .28%, dated 03/31/16, to be repurchased on 04/01/16, repurchase price $5,291,866 (collateralized by US Treasury Securities, par values ranging from $1,849,705 - $2,828,073, coupon rates ranging from 3.125% - 3.625%, 11/15/41 - 02/15/44; total market value $5,397,662)	5,291,825

Total Repurchase Agreements		16,131,248

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $21,430,248)		21,430,248

Total Investments — 108.8% (Cost $585,697,767)[5]		657,552,637	[6]
Liabilities in Excess of Other Assets — (8.8%)		(53,319,510)

Total Net Assets — 100.0%		$604,233,127

See accompanying notes.		CRM Funds
8

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2016 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$609,987,702	$609,987,702	—	—
Short-Term Investments	26,134,687	26,134,687	—	—
Short-Term Investments Held as Collateral for Loaned Securities	21,430,248	5,299,000	$16,131,248	—

Total	$657,552,637	$641,421,389	$16,131,248	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $610,693,980. At March 31, 2016, net unrealized appreciation was $46,858,657. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $104,290,337, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $57,431,680.
[6]	At March 31, 2016, the market value of securities on loan for the CRM Mid Cap Value Fund was $21,778,005. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
9

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Shares		Value
Common Stock — 93.0%
Consumer Discretionary — 14.6%
Consumer Durables & Apparel — 7.3%
41,200	Coach, Inc.	$1,651,708
8,245	Mohawk Industries, Inc.[1]	1,573,971
20,950	PVH Corp.	2,075,307

		5,300,986

Media — 5.2%
12,800	CBS Corp. — Class B	705,152
9,785	Charter Communications, Inc. — Class A1	1,980,778
45,950	Interpublic Group of Companies, Inc. (The)	1,054,552

		3,740,482

Retailing — 2.1%
18,125	Dollar Tree, Inc.[1]	1,494,587

Total Consumer Discretionary		10,536,055

Consumer Staples — 5.9%
Food, Beverage & Tobacco — 3.5%
34,600	Coca-Cola Co. (The)	1,605,094
22,925	Mondelez International, Inc. — Class A	919,751

		2,524,845

Household & Personal Products — 2.4%
20,550	Procter & Gamble Co. (The)	1,691,471

Total Consumer Staples		4,216,316

Energy — 8.2%
46,550	Halliburton Co.	1,662,766
38,505	Occidental Petroleum Corp.	2,634,897
169,425	Weatherford International PLC[1,2]	1,318,127
39,200	Whiting Petroleum Corp.[1]	312,816

Total Energy		5,928,606

Financials — 22.1%
Banks — 10.3%
161,762	Bank of America Corp.	2,187,022
24,750	JPMorgan Chase & Co.	1,465,695
53,750	SunTrust Banks, Inc.	1,939,300
45,050	US Bancorp	1,828,580

		7,420,597

Diversified Financials — 4.7%
28,175	Northern Trust Corp.	1,836,165
55,444	Synchrony Financial[1]	1,589,025

		3,425,190

Insurance — 4.6%
16,540	Chubb Ltd.	1,970,741
30,550	MetLife, Inc.	1,342,367

		3,313,108

Shares		Value
Financials — (continued)
Real Estate — 2.5%
5,365	Equinix, Inc.	$1,774,259

Total Financials		15,933,154

Health Care — 9.9%
Health Care Equipment & Services — 3.4%
22,720	Zimmer Biomet Holdings, Inc.	2,422,634

Pharmaceuticals & Biotechnology — 6.5%
5,815	Allergan PLC[1,2]	1,558,594
43,800	Pfizer, Inc.	1,298,232
41,200	Zoetis, Inc.	1,826,396

		4,683,222

Total Health Care		7,105,856

Industrials — 10.3%
Capital Goods — 5.1%
26,600	Danaher Corp.	2,523,276
9,710	Rockwell Automation, Inc.	1,104,513

		3,627,789

Commercial Services & Supplies — 3.3%
65,275	Tyco International PLC[2]	2,396,245

Transportation — 1.9%
16,700	Norfolk Southern Corp.	1,390,275

Total Industrials		7,414,309

Information Technology — 11.2%
Semiconductors & Semiconductor Components — 5.3%
15,361	Broadcom Ltd.	2,373,274
17,525	NXP Semiconductors NV1	1,420,752

		3,794,026

Software & Services — 5.9%
2,226	Alphabet, Inc. — Class A1	1,698,215
25,150	Oracle Corp.	1,028,887
20,075	Visa, Inc. — Class A	1,535,336

		4,262,438

Total Information Technology		8,056,464

Materials — 4.3%
14,110	Air Products & Chemicals, Inc.	2,032,545
9,700	PPG Industries, Inc.	1,081,453

Total Materials		3,113,998

Utilities — 6.5%
30,850	American Electric Power Co., Inc.	2,048,440
21,925	NextEra Energy, Inc.	2,594,604

Total Utilities		4,643,044

Total Common Stock (Cost $63,295,229)		66,947,802

See accompanying notes.		CRM Funds
10

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2016 (Unaudited)

Shares		Value
Short-Term Investments — 4.2%
1,485,762	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.35%[3]	$1,485,762
1,495,740	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.40%[3]	1,495,740

Total Short-Term Investments (Cost $2,981,502)		2,981,502

Total Investments — 97.2% (Cost $66,276,731)[4]		69,929,304
Other Assets in Excess of Liabilities — 2.8%		2,048,414

Total Net Assets — 100.0%		$71,977,718

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$66,947,802	$66,947,802	—	—
Short-Term Investments	2,981,502	2,981,502	—	—

Total	$69,929,304	$69,929,304	—	—

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	Rate represents an annualized yield at date of measurement.
[4]	The cost for Federal income tax purposes was $67,286,656. At March 31, 2016, net unrealized appreciation was $2,642,648. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,315,587, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,672,939.

See accompanying notes.		CRM Funds
11

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Shares		Value
Common Stock — 96.0%
Consumer Discretionary — 9.7%
Consumer Durables & Apparel — 4.2%
3,145	Mohawk Industries, Inc.[1]	$600,381
4,100	PVH Corp.	406,146

		1,006,527

Hotels, Restaurants & Leisure — 5.5%
14,400	Aramark	476,928
21,010	Houghton Mifflin Harcourt Co.[1]	418,939
6,800	Red Robin Gourmet Burgers, Inc.[1]	438,396

		1,334,263

Total Consumer Discretionary		2,340,790

Consumer Staples — 3.8%
11,175	Coca-Cola Co. (The)	518,408
10,200	Mondelez International, Inc. — Class A	409,224

Total Consumer Staples		927,632

Energy — 7.8%
17,750	Continental Resources, Inc.[1,2]	538,890
17,250	Halliburton Co.	616,170
10,600	Occidental Petroleum Corp.	725,358

Total Energy		1,880,418

Financials — 20.5%
Banks — 8.6%
52,650	Bank of America Corp.	711,828
19,000	SunTrust Banks, Inc.	685,520
16,800	U.S. Bancorp	681,912

		2,079,260

Diversified Financials — 4.7%
9,600	Northern Trust Corp.	625,632
17,350	Synchrony Financial[1]	497,251

		1,122,883

Insurance — 2.5%
5,125	Chubb Ltd.	610,644

Real Estate — 4.7%
24,575	Kennedy-Wilson Holdings, Inc.	538,192
20,900	Kimco Realty Corp.	601,502

		1,139,694

Total Financials		4,952,481

Health Care — 12.2%
Health Care Equipment & Services — 5.1%
2,520	C.R. Bard, Inc.	510,729
9,600	CONMED Corp.	402,624
4,500	STERIS PLC[3]	319,725

		1,233,078

Pharmaceuticals & Biotechnology — 7.1%
2,201	Allergan PLC	589,934

Shares		Value
Health Care — (continued)
Pharmaceuticals & Biotechnology — (continued)
19,400	Pfizer, Inc.	$575,016
12,788	Zoetis, Inc.	566,892

		1,731,842

Total Health Care		2,964,920

Industrials — 16.4%
Capital Goods — 7.4%
7,600	Danaher Corp.	720,936
4,450	Honeywell International, Inc.	498,623
56,900	Mueller Water Products, Inc. — Class A	562,172

		1,781,731

Commercial Services & Supplies — 7.0%
4,700	Dun & Bradstreet Corp. (The)	484,476
3,120	IHS, Inc.— Class A1	387,379
22,700	Tyco International PLC[3]	833,317

		1,705,172

Transportation — 2.0%
5,820	Norfolk Southern Corp.	484,515

Total Industrials		3,971,418

Information Technology — 14.0%
Semiconductors & Semiconductor Components — 2.2%
3,455	Broadcom Ltd.	533,798

Software & Services — 11.8%
855	Alphabet, Inc. — Class A1	652,279
5,925	Broadridge Financial Solutions, Inc.	351,412
7,800	Computer Sciences Corp.	268,242
23,400	CSRA, Inc.	629,460
11,950	PTC, Inc.[1]	396,262
7,300	Visa, Inc. — Class A	558,304

		2,855,959

Total Information Technology		3,389,757

Materials — 3.2%
5,400	Air Products & Chemicals, Inc.	777,870

Utilities — 8.4%
6,200	American Electric Power Co., Inc.	411,680
6,100	American Water Works Co., Inc.	420,473
9,900	Black Hills Corp.[2]	595,287
5,050	NextEra Energy, Inc.	597,617

Total Utilities		2,025,057

Total Common Stock (Cost $20,972,715)		23,230,343

Short-Term Investments — 4.8%
584,781	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.35%[4]	584,781

See accompanying notes.		CRM Funds
12

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2016 (Unaudited)

Shares		Value
Short-Term Investments — (continued)
571,675	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.40%[4]	$571,675

Total Short-Term Investments (Cost $1,156,456)		1,156,456

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.8% (Cost $22,129,171)		$24,386,799

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 0.9%
Repurchase Agreements — 0.9%
$214,957	With Royal Bank of Scotland PLC: at 0.29%, dated 03/31/16, to be repurchased on 04/01/16, repurchase price $214,959 (collateralized by US Treasury Securities, par values ranging from $2,150 - $35,857, coupon rates ranging from 0.08% to 4.50%, 01/31/17 - 02/15/45; total market value $219,258)
Total Repurchase Agreements		214,957
Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $214,957)		214,957

Total Investments — 101.7% (Cost $22,344,128)[5]		24,601,756	[6]
Liabilities in Excess of Other Assets — (1.7%)		(420,865)

Total Net Assets — 100.0%		$24,180,891

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$23,230,343	$23,230,343	—	—
Short-Term Investments	1,156,456	1,156,456	—	—
Short-Term Investments Held as Collateral for Loaned Securities	214,957	—	$214,957	—

Total	$24,601,756	$24,386,799	$214,957	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $22,640,369. At March 31, 2016, net unrealized appreciation was $1,961,387. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,966,981, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,005,594.
[6]	At March 31, 2016, the market value of securities on loan for the CRM All Cap Value Fund was $209,839. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
13

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Shares		Value
Common Stock — 94.0%
Austria — 1.9%
15,208	Zumtobel Group AG	$254,819

Total Austria		254,819

Canada — 3.0%
1,850	Canadian Tire Corp Ltd. — Class A	192,571
6,400	Gildan Activewear, Inc.	195,264

Total Canada		387,835

Chile — 3.2%
150,240	Parque Arauco SA	275,720
20,400	Saci Falabella	142,471

Total Chile		418,191

China — 1.1%
236,000	Shandong Weigao Group Medical Polymer Co. Ltd.	150,288

Total China		150,288

Denmark — 5.0%
5,025	ISS A/S	201,737
4,933	Royal Unibrew A/S	238,044
7,350	Sydbank[1]	210,673

Total Denmark		650,454

Faroe Islands — 1.3%
4,300	BAKKAFROST	166,550

Total Faroe Islands		166,550

Finland — 1.1%
3,800	Elisa OYJ	147,752

Total Finland		147,752

France — 1.2%
1,369	BioMerieux	156,791

Total France		156,791

Germany — 8.2%
6,400	Carl Zeiss Meditec AG	197,649
11,475	Deutsche Telekom AG	205,981
1,965	Fresenius Medical Care AG & Co. KGAA	174,048
1,700	Krones AG	204,760
2,000	Linde AG	291,417

Total Germany		1,073,855

Hong Kong — 1.2%
111,000	HKT Trust & HKT Ltd.	152,820

Total Hong Kong		152,820

Indonesia — 1.0%
151,500	Bank Rakyat Indonesia	130,535

Total Indonesia		130,535

Ireland — 7.6%
595,220	Bank of Ireland[2]	172,712

Shares		Value
Ireland — (continued)
45,325	Beazley PLC[3]	$234,222
44,500	C&C Group PLC[3]	201,027
78,250	Cairn Homes PLC[2,3]	103,065
55,675	Dalata Hotel Group PLC[1,2,3]	282,110

Total Ireland		993,136

Italy — 1.2%
22,508	Societa Cattolica Di Assicurazioni SCRL	153,671

Total Italy		153,671

Japan — 12.6%
5,600	Bridgestone Corp.	209,232
1,800	Disco Corp.	152,579
26,000	Hitachi Kokusai Electric, Inc.	312,568
53,000	Hitachi Ltd.	247,988
29,650	Isuzu Motors Ltd.	306,129
3,400	Kao Corp.	181,352
1,700	Secom Co. Ltd.	126,369
4,200	Sompo Japan Nipponkoa Holdings, Inc.	118,971

Total Japan		1,655,188

Luxembourg — 4.3%
4,000	RTL Group SA	338,185
66,000	Samsonite International SA	221,209

Total Luxembourg		559,394

Mexico — 0.9%
63,684	Gentera SAB de CV	125,693

Total Mexico		125,693

Netherlands — 2.6%
19,424	RELX NV	339,165

Total Netherlands		339,165

Norway — 2.0%
56,773	Europris ASA	266,894

Total Norway		266,894

Peru — 1.7%
8,563	Intercorp Financial Services, Inc.	221,268

Total Peru		221,268

Philippines — 6.6%
195,970	Robinsons Retail Holdings, Inc.	314,948
106,750	Security Bank Corp.	405,717
30,840	Universal Robina Corp.	145,208

Total Philippines		865,873

Portugal — 2.2%
244,800	Sonae SGPS SA	294,994

Total Portugal		294,994

South Korea — 2.6%
2,590	Hyundai Motor Co.	345,379

Total South Korea		345,379

See accompanying notes.		CRM Funds
14

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Shares		Value
Spain — 1.3%
14,800	Merlin Properties Socimi SA	$172,115

Total Spain		172,115

Sweden — 3.2%
16,800	Mekonomen AB1	415,952

Total Sweden		415,952

Switzerland — 1.6%
595	Swatch Group AG (The)[1]	206,120

Total Switzerland		206,120

Thailand — 1.0%
25,300	Kasikornbank PLC	125,853

Total Thailand		125,853

Turkey — 1.9%
246,483	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	251,049

Total Turkey		251,049

United Kingdom — 12.5%
7,020	Bunzl PLC[3]	203,968
33,160	Direct Line Insurance Group PLC[3]	176,311
83,975	ITV PLC[3]	290,908
17,644	Kennedy Wilson Europe Real Estate PLC[3]	296,744
12,900	Smith & Nephew PLC[3]	212,697
11,175	Spectris PLC[3]	295,963
12,075	St James’s Place PLC[3]	159,292

Total United Kingdom		1,635,883

Total Common Stock (Cost $11,793,669)		12,317,517

Short-Term Investments — 6.1%
381,867	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.35%[4]	381,867
420,538	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.40%[4]	420,538

Total Short-Term Investments (Cost $802,405)		802,405

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.1% (Cost $12,596,074)		13,119,922

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 6.8%
Repurchase Agreement — 6.8%
$883,949	With Royal Bank of Scotland PLC: at 0.29%, dated 03/31/16, to be repurchased on 04/01/16, repurchase price $883,956 (collateralized by US Treasury Securities, par values ranging from $8,839 - $147,452, coupon rates ranging from 0.08% to 4.50%, 01/31/17 - 02/15/45; total market value $901,635)[3]
Total Repurchase Agreement		$883,949

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $883,949)		883,949

Total Investments — 106.9% (Cost $13,480,023)[5]		14,003,871	[6]
Liabilities in Excess of Other Assets — (6.9%)		(900,791)

Total Net Assets — 100.0%		$13,103,080

See accompanying notes.		CRM Funds
15

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Austria	$ 254,819	$ 254,819	—	—
Canada	387,835	387,835	—	—
Chile	418,191	418,191	—	—
China	150,288	150,288	—	—
Denmark	650,454	650,454	—	—
Faroe Islands	166,550	166,550	—	—
Finland	147,752	147,752	—	—
France	156,791	156,791	—	—
Germany	1,073,855	1,073,855	—	—
Hong Kong	152,820	152,820	—	—
Indonesia	130,535	130,535	—	—
Ireland	993,136	993,136	—	—
Italy	153,671	153,671	—	—
Japan	1,655,188	1,655,188	—	—
Luxembourg	559,394	559,394	—	—
Mexico	125,693	125,693	—	—
Netherlands	339,165	339,165	—	—
Norway	266,894	266,894	—	—
Peru	221,268	221,268	—	—
Philippines	865,873	865,873	—	—
Portugal	294,994	294,994	—	—
South Korea	345,379	345,379	—	—
Spain	172,115	172,115	—	—
Sweden	415,952	415,952	—	—
Switzerland	206,120	206,120	—	—
Thailand	125,853	125,853	—	—

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Turkey	251,049	251,049	—	—
United Kingdom	1,635,883	1,635,883	—	—
Short-Term Investments	802,405	802,405	—	—
Short-Term Investments Held as Collateral for Loaned Securities	883,949	—	$883,949	—

Total	$14,003,871	$13,119,922	$883,949	—

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed to have occurred at March 31, 2016 and therefore the Fund did utilize the external pricing service model adjustments. As a result, securities held at the beginning of the period that were still held by the Fund were transferred from Level 2 into Level 1 with a beginning of period value of $10,078,986.

See accompanying notes.		CRM Funds
16

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2016 (Unaudited)

[1]	Security partially or fully on loan.
[2]	Non-income producing security.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $13,557,338. At March 31, 2016, net unrealized appreciation was $446,533. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,304,794, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $858,261.
[6]	At March 31, 2016, the market value of securities on loan for the CRM International Opportunity Fund was $840,674. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
17

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principle Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date	5/25/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date	5/25/16

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date	5/25/16

* Print the name and title of each signing officer under his or her signature.